Sales and Receivable Concentration (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Sales to largest customers
Net Sales	$ 439,195	$ 417,325	$ 401,419
Customer Concentration Risk
Sales to largest customers
Net Sales	$ 260,904	$ 251,513	$ 253,068
Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	59.00%	60.00%	63.00%
Fiat Chrysler Automobiles | Customer Concentration Risk
Sales to largest customers
Net Sales	$ 110,650	$ 100,575	$ 115,858
Fiat Chrysler Automobiles | Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	25.00%	24.00%	29.00%
General Motors Company | Customer Concentration Risk
Sales to largest customers
Net Sales	$ 85,827	$ 88,624	$ 79,893
General Motors Company | Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	20.00%	21.00%	20.00%
Ford Motor Company | Customer Concentration Risk
Sales to largest customers
Net Sales	$ 64,427	$ 62,314	$ 57,317
Ford Motor Company | Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	14.00%	15.00%	14.00%